Schedule of Components of Lease Expense (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Operating lease costs:
Amortization of assets	$ 60,833	$ 87,276
Interest on lease liabilities	51,131	3,035
Lease payments on short term leases	33,067
Total lease cost	$ 145,031	$ 90,311